Supplemental cash flow information	12 Months Ended
Dec. 31, 2022
Statement of cash flows [abstract]
Supplemental cash flow information
Note 24 - Supplemental cash flow information

	For the year ended December 31,
	2022	2021	2020
Non-cash investing and financing activities
Purchases of intangible assets in trade payables - related parties and accrued expenses - related parties	74,781	357,760	143,986
Initial recognition of ROU assets and liabilities	53,870	12,376	61,529
Purchases of property, plant and equipment in trade payables	34,945	17,341	13,101
Prepaid assets and warrant liabilities assumed upon closing of the merger with GGI	57,040	—	—